Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events	On July 5, 2018, the holder of a note payable dated November 14, 2017 elected to convert $20,000 in principal into 6,505,122 shares of Common Stock leaving a principal balance of $93,000.   On July 11, and August 2, 2018, the holder of a note payable dated October 26, 2017 elected to convert a total of $44,000 in principal and $2,531 in accrued interest into 20,821,004 shares of Common Stock leaving a principal balance of $23,000.   On July 17, 23, 26, and August 2, 7, and 10 2018, the holder of a note payable dated January 12, 2018 elected to convert a total of $81,000 in principal into an aggregate of 47,805,452 shares of Common Stock leaving a principal balance of $21,000.  	 On January 1, 2018, the Company acquired Atlas Pharma Inc., a Montreal-based, fully certified analytical chemistry company dedicated to chemical analysis of pharmaceutical and other industrial samples. More information about Atlas Pharma is available at <u>www.atlaspharmainc.ca</u>.   On January 12, 2018, the Company received monies in exchange for a convertible note payable having a face value of $102,000.   On February 6, 2018, the Company issued payment in the amount of $51,613 to pay off approximately half of a note payable dated August 3, 2017 and on February 12 and 21 the remainder was converted into a total of 6,555,761 shares of the Company’s Common Stock.   On February 7, 2018, the Company received monies in exchange for a convertible note payable having a face value of $150,000.   On February 16, 2018, the Company issued payment in the amount of $115,370 to pay off a note payable dated August 21, 2017.   On February 20, 2018, the Company received monies in exchange for a convertible note payable having a face value of $85,000.   On March 27, 2018, the holder of a convertible note having a face value of $62,000 elected to convert $15,000 of the outstanding principal amount into 2,727,273 shares of the Company's Common Stock, leaving a principal balance of $47,000.